Note 10 - Commitments and Contingencies (Details Textual)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 31, 2025 USD ($)	Apr. 29, 2023 USD ($)
Fines Payable	$ 1,125,000
Charitable Donations Payable	375,000
Revenue, Remaining Performance Obligation, Amount	3,800,000
Contractual Obligation	64,600,000
Contractual Obligation, to be Paid, Year One	7,200,000
Contractual Obligation, to be Paid, Year Two	10,700,000
Contractual Obligation, to be Paid, Year Three	46,700,000
Subsequent Event [Member]
Fines Payable			$ 1,125,000
Charitable Donations Payable			$ 375,000
Payment Guarantee [Member]
Guarantor Obligations, Number of Corporate Guarantees				2
Other Cost and Expense, Operating	2,950,000	$ 500,000
Corporate Payment Guarantee One [Member]
Guarantor Obligations, Current Carrying Value				$ 2,000,000
Corporate Payment Guarantee Two [Member]
Guarantor Obligations, Current Carrying Value	$ 1,500,000			$ 2,000,000